SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
SHARE BASED COMPENSATION
NOTE 9 - SHARE BASED COMPENSATION

June 26, 2023 award

Allotment date	Share price	Exercise price	Expected term	Risk-free interest rate	Average standard deviation	Fair value
June 26, 2023 – Options	$19.34	$18.83	5	3.96%	67.8%	$11.03
June 26, 2023 – RSUs	$19.34	-	-	-	-	$19.34

On June 26, 2023, the Company allotted 27,500 options and 137,524 restricted share units (RSUs) to employees of the Company and subsidiaries. The vesting period of the options and RSUs is 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.

In respect of employees and officers in Israel, all plans described above are supposed to be managed under the rules of the capital option, as set out in Section 102 of the Income Tax Ordinance. The allotments to Israelis who are not employees are subject to Section 3(i) to the Income Tax Ordinance. Overseas employees and service providers are subject to tax laws in their respective countries.